Quarterly Holdings Report
for
Fidelity® SAI Sustainable International Equity Fund
July 31, 2024

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
IEE-NPRT3-0924
1.9904875.102
Common Stocks - 96.5%
	Shares	Value ($)
Australia - 1.6%
Brambles Ltd.	13,281	135,140
IperionX Ltd. (a)	6,999	10,161
Macquarie Group Ltd.	4,623	634,270
TOTAL AUSTRALIA		779,571
Austria - 1.0%
Wienerberger AG	13,057	462,930
Belgium - 2.2%
KBC Group NV	3,914	303,462
UCB SA	4,445	743,959
TOTAL BELGIUM		1,047,421
Canada - 0.4%
Alimentation Couche-Tard, Inc. (multi-vtg.)	3,118	192,209
China - 0.1%
Chervon Holdings Ltd.	17,282	39,551
Denmark - 5.9%
Novo Nordisk A/S Series B	19,129	2,534,460
Tryg A/S	8,861	194,044
Vestas Wind Systems A/S (a)	5,434	134,475
TOTAL DENMARK		2,862,979
France - 10.6%
Air Liquide SA	3,033	553,397
Amundi SA (b)	7,702	563,062
AXA SA	28,727	1,008,600
BNP Paribas SA	7,733	529,817
Danone SA	5,228	339,638
EssilorLuxottica SA	1,909	437,375
L'Oreal SA	1,929	834,192
LVMH Moet Hennessy Louis Vuitton SE	1,256	885,935
TOTAL FRANCE		5,152,016
Germany - 6.6%
adidas AG	1,216	304,395
DHL Group	8,345	372,233
Gerresheimer AG	930	96,372
Instone Real Estate Group BV (b)	32,431	331,329
Merck KGaA	4,472	802,442
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,239	610,918
SAP SE	2,080	439,754
Siemens AG	1,456	266,589
TOTAL GERMANY		3,224,032
Hong Kong - 1.5%
AIA Group Ltd.	112,351	751,500
India - 0.9%
HDFC Bank Ltd. sponsored ADR	7,338	440,353
Ireland - 1.8%
AIB Group PLC	14,107	80,917
Dalata Hotel Group PLC	59,623	264,883
Kingspan Group PLC (Ireland)	5,854	547,386
TOTAL IRELAND		893,186
Italy - 3.6%
Prysmian SpA	9,627	662,012
UniCredit SpA	26,363	1,082,852
TOTAL ITALY		1,744,864
Japan - 21.5%
Fast Retailing Co. Ltd.	1,448	399,140
Fuji Electric Co. Ltd.	4,898	275,497
Hitachi Ltd.	83,916	1,813,146
Hoya Corp.	5,777	723,863
Itochu Corp.	34,163	1,751,997
Net One Systems Co. Ltd.	22,754	459,773
ORIX Corp.	64,675	1,564,466
Renesas Electronics Corp.	24,904	428,943
Sony Group Corp.	14,335	1,273,215
Sumitomo Mitsui Financial Group, Inc.	13,393	967,148
Timee, Inc.	1,100	10,647
Tokio Marine Holdings, Inc.	9,365	367,418
Tokyo Electron Ltd.	2,123	444,232
TOTAL JAPAN		10,479,485
Korea (South) - 1.3%
Samsung Electronics Co. Ltd.	2,400	147,001
SK Hynix, Inc.	3,465	492,257
TOTAL KOREA (SOUTH)		639,258
Netherlands - 10.1%
ASML Holding NV (Netherlands)	2,193	2,018,555
BE Semiconductor Industries NV	1,320	170,214
ING Groep NV (Certificaten Van Aandelen)	50,569	917,875
Koninklijke KPN NV	262,780	1,035,402
Wolters Kluwer NV	4,459	748,474
TOTAL NETHERLANDS		4,890,520
New Zealand - 1.0%
Contact Energy Ltd.	94,193	476,501
Norway - 0.0%
Schibsted ASA (A Shares)	231	6,640
Singapore - 0.9%
United Overseas Bank Ltd.	18,009	435,843
Spain - 1.5%
CaixaBank SA	40,103	233,890
EDP Renovaveis SA	1,244	19,306
Iberdrola SA	32,986	435,686
Puig Brands SA Class B	1,797	50,176
TOTAL SPAIN		739,058
Sweden - 1.3%
Investor AB (B Shares)	17,855	506,513
Lagercrantz Group AB (B Shares)	8,581	144,710
TOTAL SWEDEN		651,223
Switzerland - 0.8%
Compagnie Financiere Richemont SA Series A	2,575	392,768
Taiwan - 1.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	31,787	931,320
United Kingdom - 12.7%
3i Group PLC	11,148	448,492
AstraZeneca PLC (United Kingdom)	7,333	1,165,000
Beazley PLC	16,887	148,382
Bellway PLC	16,251	598,750
Berkeley Group Holdings PLC	9,056	591,197
Big Yellow Group PLC	6,224	96,815
Compass Group PLC	23,534	724,730
Diageo PLC	3,349	104,204
Direct Line Insurance Group PLC	109,454	265,236
Grainger Trust PLC	58,779	182,108
London Stock Exchange Group PLC	2,863	348,501
National Grid PLC	37,516	476,010
RELX PLC (London Stock Exchange)	4,974	234,760
Renewi PLC	11,844	102,624
Sage Group PLC	9,907	138,312
SSE PLC	23,128	559,114
TOTAL UNITED KINGDOM		6,184,235
United States of America - 7.3%
CRH PLC	14,689	1,252,350
Ferguson PLC	2,378	526,880
Linde PLC	1,334	604,969
Schneider Electric SA	4,849	1,168,780
TOTAL UNITED STATES OF AMERICA		3,552,979
TOTAL COMMON STOCKS (Cost $41,785,405)		46,970,442

Money Market Funds - 3.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c) (Cost $1,906,796)	1,906,414	1,906,796

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $43,692,201)	48,877,238
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(199,882)
NET ASSETS - 100.0%	48,677,356

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $894,391 or 1.8% of net assets.

(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	712,258	15,501,388	14,306,830	53,470	(20)	-	1,906,796	0.0%
Total	712,258	15,501,388	14,306,830	53,470	(20)	-	1,906,796

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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